Summary of Significant Accounting Policies - Schedule of the Company's Consolidated Balance Sheet for the adoption of ASC 842 (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Other current assets	$ 235,413,836	¥ 1,638,904,061	¥ 1,817,088,275	¥ 1,818,222,205
Operating lease right-of-use assets	21,381,123	148,851,099	160,918,648
Land use right				106,545,362
Liabilities:
Short-term lease liabilities	3,148,417	21,918,649	26,675,013
Long-term lease liabilities	$ 3,116,203	¥ 21,694,379	¥ 26,564,343
ASU 2016-02
Assets:
Other current assets				(1,133,930)
Operating lease right-of-use assets				160,918,648
Land use right				(106,545,362)
Liabilities:
Short-term lease liabilities				26,675,013
Long-term lease liabilities				26,564,343
Previously Reported [Member]
Assets:
Other current assets				1,818,222,205
Land use right				¥ 106,545,362